Segment and Geographic Information and Significant Customers (Tables)	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Segment Results Along with Reconciliation of Segment Profit to Income Before Income Taxes
The following table presents segment results along with a reconciliation of segment profit to loss before income taxes (dollars in thousands):

	Year Ended September 30,
	2015	2014	2013
Segment revenues(a):
Healthcare	$1,000,773	$1,020,364	$1,000,513
Mobile	391,228	363,300	372,609
Enterprise	349,347	367,149	341,136
Imaging	237,721	236,272	243,372
Total segment revenues	1,979,069	1,987,085	1,957,630
Acquisition related revenue adjustments	(47,933)	(63,634)	(102,351)
Total consolidated revenue	1,931,136	1,923,451	1,855,279
Segment profit:
Healthcare	343,031	346,061	363,467
Mobile	105,744	69,856	120,371
Enterprise	92,403	88,135	90,254
Imaging	89,286	89,052	98,187
Total segment profit	630,464	593,104	672,279
Corporate expenses and other, net	(136,792)	(128,563)	(135,300)
Acquisition-related revenues and costs of revenue adjustment	(45,163)	(59,479)	(93,679)
Non-cash stock-based compensation	(176,776)	(192,964)	(159,325)
Amortization of intangible assets	(168,276)	(170,052)	(168,841)
Acquisition-related costs, net	(14,379)	(24,218)	(29,685)
Restructuring and other charges, net	(23,669)	(19,443)	(16,385)
Costs associated with IP collaboration agreements	(10,500)	(19,748)	(20,582)
Other expense, net	(135,381)	(133,657)	(145,162)
Loss before income taxes	$(80,472)	$(155,020)	$(96,680)

(a)
Segment revenues differ from reported revenues due to certain revenue adjustments related to acquisitions that would otherwise have been recognized but for the purchase accounting treatment of the business combinations. Segment revenues also include revenue that the business would have otherwise recognized had we not acquired intellectual property and other assets from the same customer. These revenues are included to allow for more complete comparisons to the financial results of historical operations and in evaluating management performance.

Classification of Revenue By Major Geographic Areas
Revenue, classified by the major geographic areas in which our customers are located, was as follows (dollars in thousands):

	2015	2014	2013
United States	$1,407,266	$1,408,227	$1,339,733
International	523,870	515,224	515,546
Total	$1,931,136	$1,923,451	$1,855,279

Location of Long-Lived Assets Including Intangible Assets and Goodwill
Our long-lived assets, including intangible assets and goodwill, were located as follows (dollars in thousands):

	September 30, 2015	September 30, 2014
United States	$3,798,488	$3,900,052
International	742,923	755,732
Total	$4,541,411	$4,655,784